Business Combination, Significant Transaction and Sale of Business (Details 9) - Infinigy Solutions Llc [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2015
Disclosure of detailed information about business combination [line items]
Net assets, excluding cash acquired		$ 1,182
Non-controlling interests	$ 14,408	(3,590)
Intangible assets		3,675
Goodwill		5,260
Total assets acquired net of acquired cash		$ 6,527